Summary of Significant Accounting Policies - Schedule of Calculation of Basic and Diluted Net Income (Loss) per Ordinary Share (Detail) - USD ($)	1 Months Ended	3 Months Ended			4 Months Ended	5 Months Ended	6 Months Ended		10 Months Ended	12 Months Ended
	Mar. 31, 2021	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Jun. 30, 2021	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Numerator:
Allocation of net loss, as adjusted		$ (22,131,000)		$ (12,725,000)			$ (89,617,000)	$ (24,334,000)		$ (55,146,000)	$ (26,749,000)
Social Capital Suvretta Holdings Corp. III [Member]
Numerator:
Allocation of net loss, as adjusted	$ (5,182)	(2,270,014)	$ (3,981,025)	(143)	$ (5,325)		(6,251,039)		$ (2,324,629)
Common Class A [Member] | Social Capital Suvretta Holdings Corp. III [Member]
Numerator:
Allocation of net loss, as adjusted		$ (1,825,123)		$ 0		$ 0	$ (5,025,922)		$ (1,675,346)
Denominator:
Weighted Average Shares Outstanding, Basic		25,640,000		0	0	0	25,640,000		15,101,877
Weighted Average Shares Outstanding, Diluted		25,640,000		0	0	0	25,640,000		15,101,877
Net loss per ordinary share , Basic		$ (0.07)		$ 0	$ 0	$ 0	$ (0.2)		$ (0.11)
Net loss per ordinary share , Diluted		$ (0.07)		$ 0	$ 0	$ 0	$ (0.2)		$ (0.11)
Class B [Member] | Social Capital Suvretta Holdings Corp. III [Member]
Numerator:
Allocation of net loss, as adjusted		$ (444,891)		$ (143)		$ (5,325)	$ (1,225,117)		$ (649,283)
Denominator:
Weighted Average Shares Outstanding, Basic		6,250,000		5,500,000	5,500,000	5,500,000	6,250,000		5,852,751
Weighted Average Shares Outstanding, Diluted		6,250,000		5,500,000	5,500,000	5,500,000	6,250,000		5,852,751
Net loss per ordinary share , Basic		$ (0.07)		$ 0	$ 0	$ 0	$ (0.2)		$ (0.11)
Net loss per ordinary share , Diluted		$ (0.07)		$ 0	$ 0	$ 0	$ (0.2)		$ (0.11)